Average Annual Total Returns - Invesco KBW Property and Casualty Insurance ETF	ETF Inception Date	ETF 1 Year	ETF 5 Years	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	KBW Nasdaq Property & Casualty Index (reflects no deduction for fees, expenses or taxes) 1 Year	KBW Nasdaq Property & Casualty Index (reflects no deduction for fees, expenses or taxes) 5 Years	KBW Nasdaq Property & Casualty Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Property & Casualty Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Property & Casualty Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Property & Casualty Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Dec. 02, 2010	27.64%	13.09%	14.64%	27.02%	12.57%	14.09%	16.77%	10.40%	12.15%	28.15%	13.50%	15.05%	25.87%	13.22%	15.10%